UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03466

Fidelity Hanover Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Emerging Markets Debt Central Fund

March 31, 2014

1.926210.103

EMC-QTLY-0514

Investments March 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 37.5%
		Principal Amount (c)	Value
Argentina - 2.6%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (e)		$ 358,440	$ 355,752
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		70,000	74,025
City of Buenos Aires 9.95% 3/1/17 (e)		200,000	199,000
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (e)		305,000	191,388
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	36,400
Pan American Energy LLC 7.875% 5/7/21 (e)		185,000	188,700
Transportadora de Gas del Sur SA 9.625% 5/14/20 (e)		720,455	691,637
YPF SA 8.875% 12/19/18 (e)		350,000	365,313
TOTAL ARGENTINA			2,102,215
Bailiwick of Jersey - 0.5%
Polyus Gold International Ltd. 5.625% 4/29/20 (e)		400,000	374,000
Bermuda - 0.1%
Digicel Group Ltd. 8.25% 9/1/17 (e)		70,000	72,800
Brazil - 0.4%
Banco Daycoval SA 5.75% 3/19/19 (e)		150,000	151,500
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (e)		175,000	181,563
TOTAL BRAZIL			333,063
British Virgin Islands - 0.9%
Arcos Dorados Holdings, Inc. 10.25% 7/13/16 (e)	BRL	850,000	343,709
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (e)		200,000	173,000
Magnesita Finance Ltd. 8.625% (e)(f)		200,000	190,750
TOTAL BRITISH VIRGIN ISLANDS			707,459
Canada - 0.6%
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (e)		115,000	119,313
7.25% 12/12/21 (e)		345,000	378,638
Sino-Forest Corp. 6.25% 10/21/17 (b)(e)		420,000	0
TOTAL CANADA			497,951
Cayman Islands - 2.1%
Comcel Trust 6.875% 2/6/24 (e)		120,000	125,550
KWG Property Holding Ltd. 12.5% 8/18/17 (e)		200,000	216,000
Odebrecht Finance Ltd. 7.5% (e)(f)		600,000	604,500
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21		280,000	283,170
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Cayman Islands - continued
Petrobras International Finance Co. Ltd.: - continued
6.875% 1/20/40		$ 330,000	$ 325,212
8.375% 12/10/18		155,000	180,594
TOTAL CAYMAN ISLANDS			1,735,026
El Salvador - 0.3%
Telemovil Finance Co. Ltd. 8% 10/1/17 (e)		250,000	267,188
Georgia - 1.0%
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (e)		200,000	213,250
7.75% 7/5/17 (Reg. S)		200,000	213,250
Georgian Oil & Gas Corp. 6.875% 5/16/17 (e)		200,000	207,740
JSC Georgian Railway 7.75% 7/11/22 (e)		200,000	213,800
TOTAL GEORGIA			848,040
Guatemala - 0.3%
Cementos Progreso Trust 7.125% 11/6/23 (e)		200,000	209,000
Indonesia - 2.6%
Perusahaan Penerbit SBSN 6.125% 3/15/19 (e)		200,000	218,500
PT Adaro Indonesia 7.625% 10/22/19 (e)		325,000	345,313
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (e)		200,000	203,750
PT Pertamina Persero:
4.3% 5/20/23 (e)		200,000	180,250
4.875% 5/3/22 (e)		200,000	192,250
5.25% 5/23/21 (e)		235,000	235,588
5.625% 5/20/43 (Reg. S)		200,000	169,250
6% 5/3/42 (e)		200,000	177,000
6.5% 5/27/41 (e)		400,000	377,500
TOTAL INDONESIA			2,099,401
Ireland - 1.7%
CBOM Finance PLC 8.25% 8/5/14		200,000	200,500
MTS International Funding Ltd. 8.625% 6/22/20 (e)		475,000	541,500
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (e)		400,000	409,500
Vnesheconombank Via VEB Finance PLC:
6.8% 11/22/25 (e)		110,000	108,900
6.902% 7/9/20 (e)		165,000	172,623
TOTAL IRELAND			1,433,023
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Kazakhstan - 1.8%
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (e)		$ 200,000	$ 218,000
7% 5/5/20 (e)		125,000	140,938
9.125% 7/2/18 (e)		175,000	210,000
KazMunaiGaz National Co. 5.75% 4/30/43 (e)		200,000	180,000
Zhaikmunai Finance BV 10.5% 10/19/15 (e)		400,000	420,000
Zhaikmunai International BV 7.125% 11/13/19 (e)		330,000	342,375
TOTAL KAZAKHSTAN			1,511,313
Korea (South) - 0.1%
Export-Import Bank of Korea 6% 6/4/16 (Reg. S)	INR	7,100,000	114,021
Luxembourg - 2.9%
Alrosa Finance SA 7.75% 11/3/20 (e)		400,000	422,000
Aquarius Investments Luxemburg 8.25% 2/18/16		200,000	207,499
EVRAZ Group SA:
6.5% 4/22/20 (e)		200,000	167,000
8.25% 11/10/15 (e)		500,000	503,900
9.5% 4/24/18 (Reg. S)		200,000	203,000
SB Capital SA 5.5% 2/26/24 (e)(g)		200,000	187,250
TMK Capital SA 7.75% 1/27/18		400,000	385,000
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		310,000	327,035
TOTAL LUXEMBOURG			2,402,684
Mexico - 5.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	2,000,000	142,681
Credito Real S.A.B. de CV 7.5% 3/13/19 (e)		200,000	207,000
Gruma S.A.B. de CV 7.75% (Reg. S) (f)		450,000	456,750
Office Depot de Mexico SA de CV 6.875% 9/20/20 (e)		200,000	208,250
Petroleos Mexicanos:
3.5% 1/30/23		230,000	216,430
4.875% 1/24/22		260,000	271,700
4.875% 1/18/24		180,000	185,850
4.875% 1/18/24 (e)		10,000	10,363
5.5% 1/21/21		285,000	311,363
5.5% 6/27/44		290,000	279,850
6% 3/5/20		225,000	253,406
6.375% 1/23/45 (e)		345,000	375,067
6.5% 6/2/41		425,000	465,375
6.625% (e)(f)		855,000	876,375
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Mexico - continued
Petroleos Mexicanos: - continued
8% 5/3/19		$ 90,000	$ 109,800
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		400,000	421,500
TOTAL MEXICO			4,791,760
Netherlands - 3.8%
GTB Finance BV 6% 11/8/18 (e)		400,000	395,000
HSBK BV:
7.25% 5/3/17 (e)		100,000	106,350
7.25% 5/3/17 (Reg. S)		100,000	106,350
Indo Energy Finance BV 7% 5/7/18 (e)		250,000	243,125
Indosat Palapa Co. BV 7.375% 7/29/20 (e)		200,000	217,000
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		125,000	133,281
JSC Kazkommertsbank BV 8% 11/3/15 (e)		75,000	74,250
Kazkommerts International BV 7.875% 4/7/14 (Reg. S)		190,000	189,050
Majapahit Holding BV 7.75% 1/20/20 (e)		120,000	137,700
Metinvest BV 10.25% 5/20/15 (e)		425,000	412,250
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		200,000	191,000
Nord Gold NV 6.375% 5/7/18 (e)		400,000	371,000
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (e)		230,000	234,600
Petrobras Global Finance BV 2.3789% 1/15/19 (g)		310,000	302,638
TOTAL NETHERLANDS			3,113,594
Nigeria - 0.3%
FBN Finance Co. BV 8.25% 8/7/20 (e)(g)		200,000	207,000
Paraguay - 0.6%
BBVA Paraguay SA 9.75% 2/11/16 (e)		225,000	243,563
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (e)		200,000	210,750
TOTAL PARAGUAY			454,313
Philippines - 0.8%
Development Bank of Philippines 8.375% (f)(g)		485,000	508,994
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (e)		100,000	125,630
TOTAL PHILIPPINES			634,624
Turkey - 1.4%
Akbank T.A.S. 7.5% 2/5/18 (e)	TRY	300,000	120,395
Finansbank A/S:
5.15% 11/1/17 (e)		400,000	390,000
Nonconvertible Bonds - continued
		Principal Amount (c)	Value
Turkey - continued
Finansbank A/S: - continued
5.5% 5/11/16 (Reg. S)		$ 200,000	$ 200,000
Yapi ve Kredi Bankasi A/S 6.75% 2/8/17 (e)		400,000	422,200
TOTAL TURKEY			1,132,595
United Kingdom - 0.9%
Afren PLC 6.625% 12/9/20 (e)		200,000	204,000
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		425,000	380,375
Ferrexpo Finance PLC 7.875% 4/7/16 (e)		200,000	192,000
TOTAL UNITED KINGDOM			776,375
United States of America - 1.3%
Pemex Project Funding Master Trust:
6.625% 6/15/35		550,000	610,500
6.625% 6/15/38		25,000	27,250
Southern Copper Corp.:
6.75% 4/16/40		175,000	178,105
7.5% 7/27/35		200,000	219,778
TOTAL UNITED STATES OF AMERICA			1,035,633
Venezuela - 4.7%
Petroleos de Venezuela SA:
4.9% 10/28/14		1,015,000	969,325
6% 11/15/26 (e)		270,000	146,475
8.5% 11/2/17 (e)		1,820,000	1,524,250
8.5% 11/2/17 (Reg. S)		240,000	201,000
9% 11/17/21 (Reg. S)		140,000	104,300
9.75% 5/17/35 (e)		790,000	558,925
12.75% 2/17/22 (e)		395,000	358,463
TOTAL VENEZUELA			3,862,738
TOTAL NONCONVERTIBLE BONDS (Cost $30,500,049)			30,715,816
Government Obligations - 52.2%

Argentina - 3.2%
Argentine Republic:
2.5% 12/31/38 (d)		125,000	52,500
7% 10/3/15		810,000	788,940
7% 4/17/17		830,000	741,282
8.28% 12/31/33		217,316	172,006
Government Obligations - continued
		Principal Amount (c)	Value
Argentina - continued
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		$ 200,000	$ 175,000
City of Buenos Aires 12.5% 4/6/15 (e)		125,000	130,000
Provincia de Cordoba 12.375% 8/17/17 (e)		350,000	315,438
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		264,000	260,040
TOTAL ARGENTINA			2,635,206
Armenia - 0.5%
Republic of Armenia 6% 9/30/20 (e)		400,000	414,000
Azerbaijan - 0.5%
Azerbaijan Rep 4.75% 3/18/24 (e)		200,000	200,800
State Oil Co. of Azerbaijan Republic 4.75% 3/13/23 (Reg. S)		200,000	190,700
TOTAL AZERBAIJAN			391,500
Bahrain - 0.1%
Bahrain Kingdom 5.5% 3/31/20		100,000	107,500
Barbados - 0.1%
Barbados Government 7% 8/4/22 (e)		100,000	88,500
Belarus - 1.0%
Belarus Republic:
8.75% 8/3/15 (Reg. S)		660,000	668,250
8.95% 1/26/18		175,000	179,375
TOTAL BELARUS			847,625
Bolivia - 0.5%
Plurinational State of Bolivia:
4.875% 10/29/22 (e)		200,000	198,000
5.95% 8/22/23 (e)		200,000	210,657
TOTAL BOLIVIA			408,657
Brazil - 2.9%
Brazilian Federative Republic:
5.625% 1/7/41		590,000	597,670
7.125% 1/20/37		520,000	623,350
8.25% 1/20/34		435,000	576,375
12.25% 3/6/30		320,000	554,400
TOTAL BRAZIL			2,351,795
Colombia - 1.3%
Colombian Republic:
6.125% 1/18/41		215,000	240,800
Government Obligations - continued
		Principal Amount (c)	Value
Colombia - continued
Colombian Republic: - continued
7.375% 9/18/37		$ 225,000	$ 288,000
10.375% 1/28/33		375,000	567,188
TOTAL COLOMBIA			1,095,988
Congo - 0.8%
Congo Republic 3.5% 6/30/29 (d)		757,353	682,564
Costa Rica - 0.2%
Costa Rican Republic 4.25% 1/26/23 (e)		200,000	185,000
Croatia - 1.6%
Croatia Republic:
5.5% 4/4/23 (e)		200,000	202,100
6.25% 4/27/17 (e)		355,000	381,181
6.375% 3/24/21 (e)		250,000	269,375
6.625% 7/14/20 (e)		175,000	191,450
6.75% 11/5/19 (e)		200,000	220,250
TOTAL CROATIA			1,264,356
Dominican Republic - 1.1%
Dominican Republic:
1.1593% 8/30/24 (g)		250,000	212,813
5.875% 4/18/24 (e)		150,000	148,875
7.5% 5/6/21 (e)		325,000	362,375
9.04% 1/23/18 (e)		179,248	197,173
TOTAL DOMINICAN REPUBLIC			921,236
El Salvador - 0.3%
El Salvador Republic:
7.65% 6/15/35 (Reg. S)		125,000	124,375
8.25% 4/10/32 (Reg. S)		100,000	106,000
TOTAL EL SALVADOR			230,375
Hungary - 1.1%
Hungarian Republic:
4.125% 2/19/18		228,000	231,420
5.375% 3/25/24		116,000	116,232
5.75% 11/22/23		191,000	197,208
7.625% 3/29/41		332,000	382,630
TOTAL HUNGARY			927,490
Government Obligations - continued
		Principal Amount (c)	Value
Indonesia - 3.6%
Indonesian Republic:
3.375% 4/15/23 (e)		$ 200,000	$ 178,500
4.875% 5/5/21 (e)		500,000	512,500
5.375% 10/17/23		200,000	207,500
6.625% 2/17/37 (e)		275,000	291,500
6.75% 1/15/44 (e)		200,000	218,750
7.75% 1/17/38 (e)		425,000	503,625
8.5% 10/12/35 (Reg. S)		450,000	571,500
11.625% 3/4/19 (e)		350,000	473,813
TOTAL INDONESIA			2,957,688
Iraq - 0.6%
Republic of Iraq 5.8% 1/15/28 (Reg. S)		550,000	484,000
Ivory Coast - 0.2%
Ivory Coast 7.7743% 12/31/32 (d)		200,000	187,500
Jordan - 0.3%
Jordanian Kingdom 3.875% 11/12/15		200,000	199,750
Latvia - 0.2%
Latvian Republic 2.75% 1/12/20 (e)		200,000	192,050
Lebanon - 1.7%
Lebanese Republic:
4% 12/31/17		632,000	625,680
4.75% 11/2/16		155,000	155,775
5.15% 11/12/18		100,000	99,300
5.45% 11/28/19		290,000	287,129
6.375% 3/9/20		230,000	236,900
TOTAL LEBANON			1,404,784
Lithuania - 0.5%
Lithuanian Republic:
6.125% 3/9/21 (e)		120,000	137,124
6.625% 2/1/22 (e)		200,000	236,150
TOTAL LITHUANIA			373,274
Mexico - 2.7%
United Mexican States:
4.75% 3/8/44		464,000	440,800
5.55% 1/21/45		70,000	74,375
5.75% 10/12/2110		211,000	207,308
6.05% 1/11/40		556,000	632,450
6.75% 9/27/34		375,000	457,500
Government Obligations - continued
		Principal Amount (c)	Value
Mexico - continued
United Mexican States: - continued
7.5% 4/8/33		$ 100,000	$ 131,250
8.3% 8/15/31		190,000	265,525
TOTAL MEXICO			2,209,208
Morocco - 0.2%
Moroccan Kingdom 4.25% 12/11/22 (e)		200,000	194,000
Nigeria - 0.7%
Central Bank of Nigeria warrants 11/15/20 (h)		250	44,123
Republic of Nigeria:
5.125% 7/12/18 (e)		200,000	204,300
6.75% 1/28/21 (e)		150,000	160,125
11.9949% to 12.1833% 4/24/14	NGN	32,205,000	193,723
TOTAL NIGERIA			602,271
Pakistan - 0.7%
Islamic Republic of Pakistan 7.125% 3/31/16 (e)		575,000	587,938
Panama - 0.4%
Panamanian Republic:
6.7% 1/26/36		110,000	129,250
8.875% 9/30/27		100,000	138,250
9.375% 4/1/29		30,000	42,540
TOTAL PANAMA			310,040
Peru - 1.1%
Peruvian Republic:
4% 3/7/27 (d)		380,000	380,000
5.625% 11/18/50		45,000	47,813
8.75% 11/21/33		310,000	452,600
TOTAL PERU			880,413
Philippines - 1.6%
Philippine Republic:
7.75% 1/14/31		320,000	437,600
9.5% 2/2/30		300,000	466,875
10.625% 3/16/25		245,000	381,281
TOTAL PHILIPPINES			1,285,756
Romania - 1.0%
Romanian Republic:
4.375% 8/22/23 (e)		208,000	204,100
Government Obligations - continued
		Principal Amount (c)	Value
Romania - continued
Romanian Republic: - continued
6.125% 1/22/44 (e)		$ 228,000	$ 240,654
6.75% 2/7/22 (e)		294,000	342,510
TOTAL ROMANIA			787,264
Russia - 4.7%
Russian Federation:
4.875% 9/16/23 (e)		200,000	197,750
5.875% 9/16/43 (e)		200,000	196,500
7.5% 3/31/30 (Reg. S)		1,774,150	2,018,081
12.75% 6/24/28 (Reg. S)		860,000	1,401,800
TOTAL RUSSIA			3,814,131
Serbia - 1.1%
Republic of Serbia:
5.25% 11/21/17 (e)		200,000	207,500
5.875% 12/3/18 (e)		200,000	211,500
6.75% 11/1/24 (e)		349,301	350,611
6.75% 11/1/24 (Reg. S)		94,406	94,760
TOTAL SERBIA			864,371
Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka:
5.875% 7/25/22 (e)		200,000	201,000
6% 1/14/19 (e)		200,000	209,250
6.25% 10/4/20 (e)		350,000	366,625
7.4% 1/22/15 (e)		125,000	129,688
TOTAL SRI LANKA			906,563
Tanzania - 0.3%
United Republic of Tanzania 6.332% 3/9/20 (g)		200,000	211,750
Turkey - 5.1%
Export Credit Bank of Turkey 5.375% 11/4/16 (e)		200,000	208,160
Turkish Republic:
5.125% 3/25/22		220,000	220,440
5.625% 3/30/21		225,000	234,675
6% 1/14/41		245,000	240,713
6.25% 9/26/22		205,000	220,273
6.75% 4/3/18		200,000	220,400
6.75% 5/30/40		200,000	213,800
6.875% 3/17/36		545,000	590,780
7% 3/11/19		200,000	223,000
Government Obligations - continued
		Principal Amount (c)	Value
Turkey - continued
Turkish Republic: - continued
7.25% 3/5/38		$ 445,000	$ 503,963
7.375% 2/5/25		530,000	607,910
7.5% 11/7/19		150,000	171,825
8% 2/14/34		140,000	169,750
11.875% 1/15/30		195,000	312,975
TOTAL TURKEY			4,138,664
Ukraine - 1.6%
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (e)		200,000	174,000
Ukraine Government:
7.75% 9/23/20 (e)		175,000	163,625
7.8% 11/28/22 (e)		200,000	185,250
7.95% 6/4/14 (e)		340,000	333,268
7.95% 6/4/14 (Reg.S)		200,000	196,040
7.95% 2/23/21 (e)		100,000	94,000
9.25% 7/24/17 (e)		200,000	196,000
TOTAL UKRAINE			1,342,183
United States of America - 0.6%
U.S. Treasury Bonds 3.625% 8/15/43		494,000	500,021
Uruguay - 0.5%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		330,000	432,299
Venezuela - 5.0%
Venezuelan Republic:
oil recovery rights 4/15/20 (h)		5,800	140,650
5.75% 2/26/16 (Reg S.)		300,000	260,625
6% 12/9/20		180,000	121,950
7% 3/31/38		175,000	106,750
8.5% 10/8/14		500,000	491,250
9% 5/7/23 (Reg. S)		720,000	534,600
9.25% 9/15/27		170,000	126,650
9.25% 5/7/28 (Reg. S)		270,000	197,100
9.375% 1/13/34		275,000	201,713
11.75% 10/21/26 (Reg. S)		400,000	341,000
11.95% 8/5/31 (Reg. S)		690,000	586,500
12.75% 8/23/22		715,000	657,800
13.625% 8/15/18		355,000	353,225
TOTAL VENEZUELA			4,119,813
Government Obligations - continued
		Principal Amount (c)	Value
Vietnam - 1.5%
Vietnamese Socialist Republic:
1.1875% 3/12/16 (g)		$ 147,826	$ 130,087
4% 3/12/28 (d)		1,045,000	930,050
6.875% 1/15/16 (e)		175,000	188,125
TOTAL VIETNAM			1,248,262
TOTAL GOVERNMENT OBLIGATIONS (Cost $41,661,725)			42,785,785
Sovereign Loan Participations - 0.8%

Indonesia - 0.8%
Indonesian Republic loan participation:
Goldman Sachs 1.1875% 12/14/19 (g)		555,556	530,556
Mizuho 1.1875% 12/14/19 (g)		155,172	148,190
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $681,377)			678,746
Preferred Securities - 1.1%

Brazil - 0.6%
Cosan Overseas Ltd. 8.25% (f)	160,000	165,639
Globo Comunicacoes e Participacoes SA 6.25% (d)(e)(f)	300,000	319,448
TOTAL BRAZIL		485,087
Cayman Islands - 0.3%
CSN Islands XII Corp. 7% (Reg. S) (f)	300,000	262,264
India - 0.2%
Reliance Industries Ltd. 5.875% (e)(f)	200,000	183,285
TOTAL PREFERRED SECURITIES (Cost $987,716)		930,636
Money Market Funds - 3.0%
	Shares	Value
Fidelity Cash Central Fund, 0.10% (a) (Cost $2,482,768)	2,482,768	$ 2,482,768
TOTAL INVESTMENT PORTFOLIO - 94.6% (Cost $76,313,635)		77,593,751
NET OTHER ASSETS (LIABILITIES) - 5.4%		4,454,711
NET ASSETS - 100%		$ 82,048,462
Currency Abbreviations
BRL	-	Brazilian real
INR	-	Indian rupee
MXN	-	Mexican peso
NGN	-	Nigerian naira
TRY	-	Turkish Lira
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Non-income producing - Security is in default.
(c) Amount is stated in United States dollars unless otherwise noted.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,068,607 or 40.3% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(h) Quantity represents share amount.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,052
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of March 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 30,715,816	$ -	$ 30,715,816	$ -
Government Obligations	42,785,785	-	42,405,785	380,000
Sovereign Loan Participations	678,746	-	-	678,746
Preferred Securities	930,636	-	930,636	-
Money Market Funds	2,482,768	2,482,768	-	-
Total Investments in Securities:	$ 77,593,751	$ 2,482,768	$ 74,052,237	$ 1,058,746
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,044,530
Net Realized Gain (Loss) on Investment Securities	-
Net Unrealized Gain (Loss) on Investment Securities	12,277
Cost of Purchases	-
Proceeds of Sales	(122)
Amortization/Accretion	2,061
Transfers into Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,058,746
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2014	$ 12,277

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2014, the cost of investment securities for income tax purposes was $75,562,246. Net unrealized appreciation aggregated $2,031,505, of which $3,188,769 related to appreciated investment securities and $1,157,264 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. Independent prices obtained from a single source or broker are evaluated by management and may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	May 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 30, 2014